Cash and cash equivalents - Additional Information (Detail)	Dec. 31, 2022	Dec. 31, 2021
CAYMAN ISLANDS
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	16.00%	84.00%
BRAZIL
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	44.00%	10.00%
other subsidiaries of the Group [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	40.00%	6.00%